Statements of financial position - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash	$ 179,724	$ 10
Gold bullion	1,816,233,356
Silver bullion	991,819,401
Total assets	2,808,232,481	10
Current liabilities
Accounts payable	1,515,439
Total liabilities	1,515,439
Equity
Unitholders' capital	3,020,725,601	10
Unit premiums and reserves	2,447
Retained earnings (deficit)	(214,011,006)
Total equity (note 7)	2,806,717,042	10
Total liabilities and equity	$ 2,808,232,481	$ 10
Total equity per Unit	$ 13.03	$ 10.00